07.31 Fidelity Leveraged Company Stock Fund K PRO-01 | Fidelity® Leveraged Company Stock Fund
Fund Summary Fund/Class: Fidelity® Leveraged Company Stock Fund/K
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Leveraged Company Stock Fund}	07.31 Fidelity Leveraged Company Stock Fund K PRO-01 Fidelity® Leveraged Company Stock Fund Fidelity Leveraged Company Stock Fund-Class K
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Leveraged Company Stock Fund}	07.31 Fidelity Leveraged Company Stock Fund K PRO-01 Fidelity® Leveraged Company Stock Fund Fidelity Leveraged Company Stock Fund-Class K
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.68%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Leveraged Company Stock Fund}	07.31 Fidelity Leveraged Company Stock Fund K PRO-01 Fidelity® Leveraged Company Stock Fund Fidelity Leveraged Company Stock Fund-Class K USD ($)
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures).
  Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Highly Leveraged Company Exposure. Leverage can magnify the impact of adverse issuer, political, regulatory, market, or economic developments on a company.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	38.22%	June 30, 2009
Lowest Quarter Return	-26.59%	September 30, 2011
Year-to-Date Return	-2.46%	June 30, 2016

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund K PRO-01 - Fidelity® Leveraged Company Stock Fund	Past 1 year	Past 5 years	Since Inception		Inception Date
Fidelity Leveraged Company Stock Fund-Class K | Return Before Taxes	(5.92%)	9.21%	3.88%	[1]	May 09, 2008
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.51%	[1]	May 09, 2008
Credit Suisse Leveraged Equity Index(reflects no deduction for fees, expenses, or taxes)	(12.91%)	4.93%	1.39%	[2]	May 30, 2008
[1]	From May 9, 2008
[2]	From May 30, 2008 (first date following the fund's commencement for which the life of class return is available)